Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventory write downs	$ 1,097	$ 23	$ 0